Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Evaxion Biotech A/S
Entity Central Index Key	0001828253
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2020
Title of 12(b) Security	American Depositary Shares, each representingone ordinary share, nominal value DKK 1 per share
Trading Symbol	EVAX
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	16,198,668
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false